Summary of Significant Accounting Policies (Details) - Schedule of Forward Purchase Agreement of Accounts Payable - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2024	Jan. 12, 2024
Schedule of Forward Purchase Agreement of Accounts Payable [Abstract]
Forward Purchase Agreement		$ 16,596
Warrant Liability	$ 970	970
Accounts Payable		360
Net Liabilities Assumed		$ 17,926